Common and Preferred Stock, Additional Paid-In Capital and Dividends, Series D Preferred Shares (Details)		12 Months Ended
	May 08, 2017 USD ($) Director $ / shares shares	Dec. 31, 2025 Director	Dec. 31, 2023 USD ($)
Series D Preferred Shares [Abstract]
Value of shares issued | $			$ 12,582,000
Number of independent directors | Director	3	3
Series D Preferred Shares [Member]
Series D Preferred Shares [Abstract]
Number of common shares that can be voted for each preferred share (in shares) | shares	1,000
Liquidation preference (in dollars per share) | $ / shares	$ 0.01
Related Party [Member] | Tankers Family Inc. [Member] | Series D Preferred Shares [Member]
Series D Preferred Shares [Abstract]
Shares issued (in shares) | shares	100,000
Value of shares issued | $	$ 1,000